UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.
Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 89.7%
	Beverages: 4.2%
6,000	The Coca-Cola Co.	$322,200

	Biotechnology: 3.5%
4,500	Amgen, Inc. (a)	271,035

	Capital Markets: 8.2%
4,000	Affiliated Managers Group, Inc. (a)	260,040
2,000	The Goldman Sachs Group, Inc.	368,700
		628,740
	Commercial Banks: 1.8%
5,000	Wells Fargo & Co.	140,900

	Communications Equipment: 7.7%
12,000	Cisco Systems, Inc. (a)	282,480
7,000	QUALCOMM, Inc.	314,860
		597,340
	Computers & Peripherals: 6.3%
1,250	Apple, Inc. (a)	231,713
15,000	EMC Corp. (a)	255,600
		487,313
	Diversified Telecommunication Services: 4.7%
12,000	Verizon Communications, Inc.	363,240

	Electrical Equipment: 3.1%
12,000	ABB Ltd. - ADR	240,480

	Energy Equipment & Services: 3.1%
4,000	Schlumberger Ltd.	238,400

	Food & Staples Retailing: 4.5%
7,000	Wal-Mart Stores, Inc.	343,630

	Health Care Technology: 2.4%
2,500	Cerner Corp. (a)	187,000

	Hotels, Restaurants & Leisure: 4.4%
6,000	McDonald's Corp.	342,420

	Insurance: 6.0%
140	Berkshire Hathaway, Inc. - Class B (a)	465,220

	Metals & Mining: 4.5%
5,000	Freeport-McMoRan Copper & Gold, Inc.	343,050

	Oil & Gas: 2.7%
3,000	Chevron Corp.	211,290

	Pharmaceuticals: 10.3%
4,600	Johnson & Johnson	280,094
9,000	Merck & Co., Inc.	284,670
4,500	Teva Pharmaceutical Industries Ltd. - ADR	227,520
		792,284
	Software: 7.2%
13,500	Microsoft Corp.	349,515
10,000	Oracle Corp.	208,400
		557,915
	Wireless Telecommunication Services: 5.1%
8,000	China Mobile Ltd. - ADR	392,880

	TOTAL COMMON STOCKS
	(Cost $6,035,293)	6,925,337

	INVESTMENT COMPANY: 3.5%
5,000	Biotechnology Select Sector SPDR - ETF	268,300

	TOTAL INVESTMENT COMPANY
	(Cost $243,399)	268,300

Contracts (100 shares per contract)
	CALL OPTIONS PURCHASED: 4.3%
	Capital Markets: 1.0%
200	The Blackstone Group L.P.
	Expiration: January, 2010, Exercise Price: $12.50	52,000
200	The Blackstone Group L.P.
	Expiration: January, 2010, Exercise Price: $15.00	25,000
		77,000
	Computers & Peripherals: 0.2%
75	EMC Corp.
	Expiration: October, 2009, Exercise Price: $15.00	15,000

	Industrial Conglomerates: 2.3%
100	General Electric Co.
	Expiration: October, 2009, Exercise Price: $17.00	4,200
250	General Electric Co.
	Expiration: January, 2011, Exercise Price: $10.00	172,500
		176,700
	Investment Companies: 0.3%
150	PowerShares QQQ - ETF
	Expiration: October, 2009, Exercise Price: $42.00	14,850
100	Ultra Short Basic Materials ProShares - ETF
	Expiration: October, 2009, Exercise Price: $30.00	6,100
		20,950
	Pharmaceuticals: 0.5%
150	Pfizer, Inc.
	Expiration: January, 2011, Exercise Price: $15.00	41,550

	TOTAL CALL OPTIONS PURCHASED
	(Cost $295,230)	331,200

Shares
	SHORT-TERM INVESTMENT: 2.6%
	Money Market Fund: 2.6%
203,280	Fidelity Government Portfolio - Institutional Class, 0.096% (b)	203,280

	TOTAL SHORT-TERM INVESTMENT	203,280
	(Cost $203,280)

	TOTAL INVESTMENTS IN SECURITIES : 100.1%	7,728,117
	(Cost $6,777,202)
	Liabilities in Excess of Other Assets: (0.1)%	(6,003)
	TOTAL NET ASSETS: 100.0%	$7,722,114

(a)	Non-income producing security.
(b)	7-Day Yield
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments		$6,778,007
Gross unrealized appreciation		1,026,832
Gross unrealized depreciation		(76,722)
Net unrealized appreciation		$950,110

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

Counterpoint Select Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$342,420	$-	$-	$342,420
Consumer Staples	665,830	-	-	665,830
Energy	449,690	-	-	449,690
Financials	1,311,860	-	-	1,311,860
Health Care	1,291,869	-	-	1,291,869
Industrials	417,180	-	-	417,180
Information Technology	1,657,568	-	-	1,657,568
Investment Company	289,250	-	-	289,250
Materials	343,050	-	-	343,050
Telecommunication Services	756,120	-	-	756,120
Total Equity	7,524,837	-	-	7,524,837
Short-Term Investment	203,280	-	-	203,280
Total Investments in Securities	$7,728,117	$-	$-	$7,728,117

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M Slotky
Robert M. Slotky, President

Date   November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date   November 24, 2009

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   November 24, 2009

* Print the name and title of each signing officer under his or her signature.